Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 143,711	$ 173,338
Prepaid expenses and other current assets	31,499	23,242
Total current assets	175,210	196,580
Non-current assets:
Property and equipment, net	10,949	12,399
Operating lease right of use assets	8,373	8,081
Deferred tax assets	185	251
Restricted cash	33	33
Other assets	3,157	3,014
Total non-current assets	22,697	23,778
TOTAL ASSETS	197,907	220,358
Current liabilities:
Accounts payable	6,886	5,187
Income taxes payable	7	326
Accrued expenses and other liabilities	7,569	8,292
Operating lease liabilities—current	4,656	4,188
Total current liabilities	19,118	17,993
Non-current liabilities:
Operating lease liabilities-non-current	3,972	4,388
Other long-term liability	974	933
Total non-current liabilities	4,946	5,321
Total liabilities	24,064	23,314
Commitments and contingencies (Note 12)
Shareholders' equity:
Ordinary shares, pound 0.001 par value; 40,946,239 and 40,932,727 shares authorized, issued and outstanding at June 30, 2023 and December 31, 2022, respectively	54	54
Deferred shares, pound 92,451.851 par value, one share authorized, issued and outstanding at June 30, 2023 and December 31, 2022	128	128
Additional paid in capital	412,201	408,844
Accumulated other comprehensive loss	(13,901)	(21,695)
Accumulated deficit	(224,639)	(190,287)
Total shareholders’ equity	173,843	197,044
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 197,907	$ 220,358